General	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

NOTE 1 - GENERAL

A.	Operations

Todos Medical Ltd. (the “Company”) was incorporated under the laws of the State of Israel and commenced its operations on April 22, 2010. The Company is a medical diagnostics company engaged in the development and commercialization of blood tests for the detection of immune-related diseases, beginning with cancer. The Company’s core technology centers on testing blood cells using a FTIR spectrometer to turn biological information into data (FTIR), and then using the Company’s proprietary TBIA data analytics platform to prospectively mine the data to develop algorithms that are indicative of the presence of cancer, and the tissue of origin in the body where the cancer is located (TBIA). TBIA is based upon technology originally invented by the researchers at BGU and Soroka, whose intellectual property has been licensed to the Company (see also Note 9B). Currently, the Company has received a CE Mark in the European Union authorizing the commercial use of the TBIA platform in the diagnosis of breast cancer and colon cancer. In addition, the Company has been issued patents in the United States, Europe and other international jurisdictions covering the use of TBIA to detect solid tumors.

On February 27, 2019, the Company entered into Shares Purchase and assignment of license agreement purchase to which the Company purchased 19.99% of the issued and outstanding common stock of Breakthrough Diagnostics, Inc. (“Breakthrough”). See also Note 3. Through Breakthrough, the Company has also entered the field of early detection of Alzheimer’s disease.

On January 27, 2016, the Company incorporated a wholly owned subsidiary in Singapore under the name of Todos Medical (Singapore) Pte Ltd. (“Todos Singapore”) for the purpose of purpose of advancing clinical trials of the Company’s core technology for breast cancer in Southeast Asia. As of December 31, 2019, Todos Singapore has not yet commenced its business operations and as a result consolidated financial statements were not prepared.

In August 2016, the Company’s registration statement on Form F-1 was declared effective by the U.S. Securities and Exchange Commission, and as of March 7, 2017, the Company’s shares began to be quoted on the OTCQB under the symbol “TOMDF”.

In connection with forming new entities subsequent to December 31, 2029, see also Note 18E.

A.	Going concern uncertainty

The Company has devoted substantially all of its efforts to research and development of its products and raising capital to fund this development. The development and commercialization of the Company’s products are expected to require substantial further expenditures. To date, the Company has not yet generated any revenues from operations, and therefore it is dependent upon external sources for financing its operations. Since inception through December 31, 2019, the Company has incurred accumulated losses of $17,507,868. As of December 31, 2019, the Company’s current liabilities exceed its current assets by $1,535,491, and there is a shareholders’ deficit of $6,248,812. The Company has generated negative operating cash flow for all periods. As of June 15, 2020, the total cash and cash equivalent balance (individual restricted cash) is approximately $300,000, such balance is expected to be sufficient for at least three months. Management has considered the significance of such condition in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company plans to finance its operations through the sale of equity and to the extent available, short-term and long-term loans. There can be no assurance that the Company will succeed in obtaining the necessary financing to continue its operations as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

During the year ended December 31, 2017, the Company raised net amounts of $226, $599,400 and $562,604 through exercise of stock options into ordinary shares, exercise of stock warrants into ordinary shares and private placement transactions, respectively (see also Note 8 and Note 10C, respectively). During the year ended December 31, 2018, the Company raised net amounts of $27,000, $324,258 and $100,000 through issuance of financial instruments as part of convertible bridge loans transactions, exercise of stock warrants into ordinary shares and private placement transactions, respectively (see also Note 7, Note 8 and Note 10C, respectively). During the year ended December 31, 2019, the Company raised net amounts of $1,374,470 and $295,000 through issuance of financial instruments as part of convertible bridge loans and private placement transactions, respectively (see also Note 7 and Note 10C, respectively).

In connection with raising capital subsequent to December 31, 2019, see also Note 18C.